LOANS AND BORROWINGS - Maturities of long term loans (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Repayable:
Total long term loans	¥ 3,911	¥ 4,895
Amount due within one year shown under current liabilities	(226)	(1,972)
Long term loans repayable after one year	3,685	2,923
Within one year [member]
Repayable:
Total long term loans	226	1,972
After one year but within two years [member]
Repayable:
Total long term loans	204	1,222
After two years but within three years [member]
Repayable:
Total long term loans	244	150
After three years but within four years [member]
Repayable:
Total long term loans	277	138
After four years but within five years [member]
Repayable:
Total long term loans	320	156
After five years [member]
Repayable:
Total long term loans	¥ 2,640	¥ 1,257